TO THE PARTICIPANTS OF VARIABLE ANNUITY ACCOUNT A:

What a difference a year makes! After rising 85.6% in 1999, the NASDAQ Composite was down 39.2% for the year 2000. The S&P 500, up 19.5% in 1999, was down 9.1% in 2000. Value stocks were the one bright spot in the equity markets. The S&P BARRA Value Index was up 6.07% for the year.

The Federal Reserve Board maintained its tightening bias through most of 2000, raising the Federal Funds Rate to 6.50%, from 5.50% at year-end 1999. It has been successful in slowing the economy from a blistering 5.0% growth rate to a more sustainable 2.0 - 2.5% forecasted rate for 2001. The question now is whether the Fed can achieve its goal of a soft landing for the economy.

The outlook for fiscal policy has changed dramatically as Chairman Greenspan has indicated a change of opinion regarding his view on tax cuts. Now it seems the only questions are how large will the tax cuts be and when will they come.

The three major international influences on the capital markets have been the major drop in the Euro, the hike in oil prices and the continued lack of political leadership concerning much needed banking reform in Japan. With the Euro dropping to US $.82 and oil climbing up to US $35.00, European oil importers were hit twice as hard as U.S. importers. In Japan, bankers are struggling with an ever increasing load of bad debt. Rather than face their problems head on, with an institution similar to the U.S. Resolution Trust Company (RTC), they seem to prefer stalling and putting off their problems.

Historically lower rates have meant higher stock prices. One thing which could become a trip wire for the global markets would be a regional financial crisis such as in Japan or some of the emerging markets.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principles include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying, developing an overall strategy and sticking with it.

GW Capital Management, LLC is the investment adviser for Great-West Variable Annuity Account A.

This report and the financial statements contained herein are submitted for the general information of participants of Variable Annuity Account A. This report is not authorized for distribution to prospective investors unless preceded or accompanies by an effective prospectus.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

INDEPENDENT AUDITORS REPORT


To the Variable Annuity Account Committee and the Participants of Great-West Variable Annuity Account A

We have audited the accompanying statement of assets and liabilities, of Great-West Variable Annuity Account A (Variable Annuity Account A) including the schedule of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Variable Annuity Account As management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Variable Annuity Account A as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

February 15, 2001

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------


ASSETS:
     Investments in securities, market value  (1)                                    $       7,099,310
     Dividends and interest receivable                                                          16,274
     Receivable for investments sold                                                           101,789
                                                                                       ----------------
                                                                                       ----------------

            Total assets                                                                     7,217,373
                                                                                       ----------------
                                                                                       ----------------

LIABILITIES:
     Due to Great-West Life & Annuity Insurance Company                                          6,552
     Contract benefits payable                                                                  11,426
     Payable to custodian                                                                       33,932
     Payable for investments purchased                                                          10,937
                                                                                       ----------------
                                                                                       ----------------

            Total liabilities                                                                   62,847
                                                                                       ----------------
                                                                                       ----------------

NET ASSETS                                                                           $       7,154,526
                                                                                       ================
                                                                                       ================

NET ASSETS REPRESENTED BY:
     Accumulation units - 471,128 units at $14.315                                   $       6,744,185
     Reserves for annuities in course of payment                                               410,341
                                                                                       ----------------
                                                                                       ----------------

NET ASSETS                                                                           $       7,154,526
                                                                                       ================
                                                                                       ================

SHARES OF CAPITAL STOCK OUTSTANDING:                                                           471,128

(1)  Cost of investments in securities:                                              $       6,189,959

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                       $         21,877
     Dividends                                                                               167,908
                                                                                      ---------------
                                                                                      ---------------

     Total income                                                                            189,785
                                                                                      ---------------
                                                                                      ---------------

EXPENSES:
     Administration                                                                           20,784
     Mortality risks                                                                          28,102
     Investment management and advisory services                                              33,869
     Expense risks                                                                             4,998
                                                                                      ---------------
                                                                                      ---------------

     Total expenses                                                                           87,753
                                                                                      ---------------
                                                                                      ---------------

NET INVESTMENT INCOME                                                                        102,032
                                                                                      ---------------
                                                                                      ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                        403,674
     Change in net unrealized appreciation on investments                                    509,607
                                                                                      ---------------
                                                                                      ---------------

     Net realized and unrealized gain on investments                                         913,281
                                                                                      ---------------
                                                                                      ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $      1,015,313
                                                                                      ===============
                                                                                      ===============

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                                                                            2000             1999
                                                                        --------------   --------------
                                                                        --------------   --------------

OPERATIONS:
     Net investment income                                            $       102,032  $        71,615
     Net realized gain on investments                                         403,674        1,577,058
     Change in net unrealized appreciation on investments                     509,607       (1,435,350)
                                                                        --------------   --------------
                                                                        --------------   --------------

     Net increase in net assets resulting from operations                   1,015,313          213,323
                                                                        --------------   --------------
                                                                        --------------   --------------

SHARE TRANSACTIONS:
     Surrenders                                                            (1,108,043)      (1,246,308)
     Annuity payments                                                        (130,406)        (145,991)
     Death payments                                                          (697,700)         (39,343)
     Transfer in respect of mortality guarantees                                    0            5,529
                                                                        --------------   --------------
                                                                        --------------   --------------

     Net decrease in net assets resulting from share transactions          (1,936,149)      (1,426,113)
                                                                        --------------   --------------
                                                                        --------------   --------------

     Capital contribution from Great-West Life & Annuity Insurance Company          0           52,222
                                                                        --------------   --------------
                                                                        --------------   --------------

     Total decrease in net assets                                            (920,836)      (1,160,568)

NET ASSETS:
     Beginning of period                                                    8,075,362        9,235,930
                                                                        --------------   --------------
                                                                        --------------   --------------

     End of period  (1)                                               $     7,154,526  $     8,075,362
                                                                        ==============   ==============
                                                                        ==============   ==============
                                                                                    0
OTHER INFORMATION:

SHARES:
     Redeemed during the year:                                                                       0
     Surrender                                                                (87,001)        (101,487)
     Death                                                                    (54,317)          (3,557)
                                                                        --------------   --------------
                                                                        --------------   --------------

     Net decrease                                                            (141,318)        (105,044)
                                                                        ==============   ==============
                                                                        ==============   ==============

See notes to financial statements.




GREAT-WEST VARIABLE ANNUITY ACCOUNT A

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for an accumulation unit for the years ended December 31, 2000, 1999, 1998, 1997 and 1996 were as follows:

                                      Year Ended December 31,
                                      ----------------------------------------------------------------
                                      ----------------------------------------------------------------
                                        2000          1999         1998          1997         1996
                                      ----------    ----------   ----------    ----------   ----------
                                      ----------    ----------   ----------    ----------   ----------


Unit Value, Beginning of Period     $   12.4020   $   11.9530  $   10.6610   $    8.7670  $    7.5010

Income from Investment Operations

Net investment income                    0.1605        0.1170       0.0840        0.1670       0.0530
Net realized and unrealized gain         1.7525        0.3320       1.2080        1.7270       1.2130
                                      ----------    ----------   ----------    ----------   ----------
                                      ----------    ----------   ----------    ----------   ----------

Total Income From
Investment Operations ^                  1.9130        0.4490       1.2920        1.8940       1.2660
                                      ----------    ----------   ----------    ----------   ----------
                                      ----------    ----------   ----------    ----------   ----------


Unit Value, End of Period           $   14.3150   $   12.4020  $   11.9530   $   10.6610  $    8.7670
                                      ==========    ==========   ==========    ==========   ==========
                                      ==========    ==========   ==========    ==========   ==========


Total Return                             15.42%         3.76%       12.12%        20.27%       15.90%

Net Assets, End of Period           $ 7,154,526   $ 8,075,362  $ 9,235,930   $ 8,473,159  $ 7,739,861

Ratio of Expense to
Average Net Assets                        1.20%         1.22%        1.03%         1.27%        1.25%

Ratio of Net Investment Income to
Average Net Assets                        1.40%         0.82%        0.77%         1.74%        1.89%

Portfolio Turnover Rate                  15.42%        76.26%       51.93%       151.40%       64.40%


Net investment income and realized and unrealized gains (losses) are reflected in the value of the accumulation units. Dividends are not declared from income and capital gains are not distributed.

Schedule of Investments
December 31, 2000

Variable Annuity Account A

COMMON STOCK

AEROSPACE & DEFENSE --- 4.68%
      5,300 Lockheed Martin Corp                                         179,935
      3,200 Rockwell International Corp                                  152,400
                                                                        $332,335

AUTO PARTS & EQUIPMENT --- 1.49%
      4,600 Goodyear Tire & Rubber Co                                    105,754
                                                                        $105,754

BANKS --- 14.29%
      7,600 BancWest Corp                                                198,550
      4,040 Bank One Corp                                                147,965
      2,900 Bank of America Corp                                         133,038
      3,700 First Union Corp                                             102,904
      6,600 Huntington Bancshares Inc                                    106,834
      5,500 Regions Financial Corp                                       150,216
      4,300 SouthTrust Corp                                              174,954
                                                                      $1,014,461

BUILDING MATERIALS --- 2.36%
      3,500 Vulcan Materials Co                                          167,563
                                                                        $167,563

CHEMICALS --- 1.63%
      2,500 PPG Industries Inc                                           115,780
                                                                        $115,780

COMMUNICATIONS - EQUIPMENT --- 1.7%
      4,300 Andrew Corp*                                                  93,525
      2,000 Lucent Technologies Inc                                       27,000
                                                                        $120,525

COMPUTER HARDWARE & SYSTEMS --- 6.15%
      4,600 Compaq Computer Corp                                          69,230
      9,800 Dell Computer Corp*                                          170,883
      4,000 NCR Corp*                                                    196,500
                                                                        $436,613

COMPUTER SOFTWARE & SERVICES --- 2.01%
      7,500 FreeMarkets Inc*                                             142,500
                                                                        $142,500

ELECTRIC COMPANIES --- 4.55%
      4,300 Consolidated Edison Inc                                      165,550
      3,500 Constellation Energy Group                                   157,717
                                                                        $323,267

FOOD & BEVERAGES --- 2.72%
      3,000 Hershey Foods Corp                                           193,125
                                                                        $193,125

HEALTH CARE RELATED --- 2.6%
      2,500 Bristol-Myers Squibb Co                                      184,843
                                                                        $184,843

HOUSEHOLD GOODS --- 6.77%
      2,900 Kimberly-Clark Corp                                          205,001
      4,500 Leggett & Platt Inc                                           85,217
      5,900 Maytag Corp                                                  190,641
                                                                        $480,859

INSURANCE RELATED --- 10.77%
      4,100 Allstate Corp                                                178,604
      2,600 Hartford Financial Services Group Inc                        183,625
      3,800 Lincoln National Corp                                        179,786
      5,800 Torchmark Corp                                               222,931
                                                                        $764,946

MANUFACTURING --- 1.9%
      2,600 Johnson Controls Inc                                         135,200
                                                                        $135,200

MISCELLANEOUS --- 0.13%
     50,000 Saf T Lok Inc*                                                 9,350
                                                                          $9,350
Schedule of Investments
December 31, 2000

OIL & GAS --- 13.56%
      2,112 Exxon Mobil Corp                                             183,611
      3,300 Halliburton Co                                               119,625
      4,600 Helmerich & Payne Inc                                        201,825
      2,100 Schlumberger Ltd                                             167,868
      5,600 Sunoco Inc                                                   188,647
      2,200 Transocean Sedco Forex Inc                                   101,200
                                                                        $962,776

PHARMACEUTICALS --- 3.45%
      1,580 Merck & Co Inc                                               147,928
      1,900 Watson Pharmaceuticals Inc*                                   97,255
                                                                        $245,183

PRINTING & PUBLISHING --- 1.87%
      2,100 Gannett Co Inc                                               132,430
                                                                        $132,430

RESTAURANTS --- 2.62%
      4,400 Brinker International Inc*                                   185,900
                                                                        $185,900

RETAIL --- 2.59%
      5,300 Sears Roebuck & Co                                           184,175
                                                                        $184,175

SPECIALIZED SERVICES --- 1.05%
      2,900 National Service Industries Inc                               74,492
                                                                         $74,492

TELEPHONE & TELECOMMUNICATIONS --- 3.45%
      2,500 SBC Communications Inc                                       119,375
      2,500 Verizon Communications                                       125,313
                                                                        $244,688

TEXTILES --- 2.17%
      3,700 Liz Claiborne Inc                                            154,013
                                                                        $154,013

UTILITIES --- 5.47%
      2,150 Coastal Corp                                                 189,871
      4,600 NICOR Inc                                                    198,661
                                                                        $388,532

TOTAL COMMON STOCK --- 100.0%                                         $7,099,310
(Cost $6,189,959)

TOTAL VARIABLE ANNUITY ACCOUNT A --- 100.0%                           $7,099,310
(Cost $6,189,959)